Annual Fund Operating Expenses	Apr. 29, 2026
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.05%
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.75%
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	0.86%
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.74%
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.26%	[4]
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	(0.56%)	[5]
Net Expenses (as a percentage of Assets)	0.85%
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[4]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.11%)	[5]
Net Expenses (as a percentage of Assets)	1.00%
Venerable International Equity Fund | Venerable Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 20, 2028
Venerable International Equity Fund | Venerable Real Estate Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[6]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.25%)	[7]
Net Expenses (as a percentage of Assets)	1.00%
Venerable International Equity Fund | Venerable Real Estate Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[6]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%	[7]
Net Expenses (as a percentage of Assets)	0.95%
Venerable International Equity Fund | Venerable International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 20, 2028
Venerable International Equity Fund | Venerable International Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.26%)	[9]
Net Expenses (as a percentage of Assets)	0.99%
Venerable International Equity Fund | Venerable International Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[8]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%	[9]
Net Expenses (as a percentage of Assets)	0.95%
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.14%)	[11]
Net Expenses (as a percentage of Assets)	1.44%
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.01%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[10]
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.09%)	[11]
Net Expenses (as a percentage of Assets)	1.19%
Venerable World Equity Fund | Venerable World Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable World Equity Fund | Venerable World Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[12]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.36%)	[13]
Net Expenses (as a percentage of Assets)	0.85%
Venerable World Equity Fund | Venerable World Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[12]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.01%)	[13]
Net Expenses (as a percentage of Assets)	0.90%
Venerable High Yield Fund | Venerable High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable High Yield Fund | Venerable High Yield Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.10%	[14]
Fee Waiver or Reimbursement	(0.38%)	[15]
Net Expenses (as a percentage of Assets)	0.72%
Venerable High Yield Fund | Venerable High Yield Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	0.00%	[15]
Net Expenses (as a percentage of Assets)	0.80%
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.09%)	[16]
Net Expenses (as a percentage of Assets)	0.80%
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.00%	[16]
Net Expenses (as a percentage of Assets)	0.59%
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 20, 2028
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[17]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.04%)	[18]
Net Expenses (as a percentage of Assets)	0.84%
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[17]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	0.00%	[18]
Net Expenses (as a percentage of Assets)	0.58%
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.06%)	[19]
Net Expenses (as a percentage of Assets)	0.51%
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	0.00%	[19]
Net Expenses (as a percentage of Assets)	0.27%	[20]
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%	[21]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)	[22]
Net Expenses (as a percentage of Assets)	0.65%
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[21]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	0.00%	[22]
Net Expenses (as a percentage of Assets)	0.40%
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.20%	[23]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.13%)	[24]
Net Expenses (as a percentage of Assets)	0.68%
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[23]
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.06%)	[24]
Net Expenses (as a percentage of Assets)	0.45%
Venerable International Index Fund | Venerable International Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable International Index Fund | Venerable International Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[25]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.06%)	[26]
Net Expenses (as a percentage of Assets)	0.70%
Venerable International Index Fund | Venerable International Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[25]
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	0.00%	[26]
Net Expenses (as a percentage of Assets)	0.46%	[27]
Venerable Bond Index Fund | Venerable Bond Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 12, 2027
Venerable Bond Index Fund | Venerable Bond Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.18%	[28]
Expenses (as a percentage of Assets)	0.71%	[29]
Fee Waiver or Reimbursement	(0.10%)	[30]
Net Expenses (as a percentage of Assets)	0.61%
Venerable Bond Index Fund | Venerable Bond Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%	[28]
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.05%)	[30]
Net Expenses (as a percentage of Assets)	0.36%
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[31]
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.02%)	[32]
Net Expenses (as a percentage of Assets)	0.66%
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[31]
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.02%)	[32]
Net Expenses (as a percentage of Assets)	0.36%
Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.23%	[33]
Acquired Fund Fees and Expenses	0.35%	[33]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.06%)	[34]
Net Expenses (as a percentage of Assets)	0.87%
Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.17%	[35]
Acquired Fund Fees and Expenses	0.35%	[35]
Expenses (as a percentage of Assets)	0.87%
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.24%	[36]
Acquired Fund Fees and Expenses	0.79%	[36]
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.52%)	[37]
Net Expenses (as a percentage of Assets)	0.86%
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2026
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.72%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.32%)	[38]
Net Expenses (as a percentage of Assets)	0.89%
Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.16%	[39]
Acquired Fund Fees and Expenses	0.34%	[39]
Expenses (as a percentage of Assets)	0.85%
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.19%	[40]
Acquired Fund Fees and Expenses	0.81%	[40]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.35%)	[41]
Net Expenses (as a percentage of Assets)	1.00%
Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[42]
Acquired Fund Fees and Expenses	0.33%	[42]
Expenses (as a percentage of Assets)	0.83%
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 05, 2027
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.19%	[43]
Acquired Fund Fees and Expenses	0.84%	[43]
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.38%)	[44]
Net Expenses (as a percentage of Assets)	1.00%
Venerable Government Money Market Fund | Venerable Government Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 20, 2028
Venerable Government Money Market Fund | Venerable Government Money Market Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[45]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.12%)	[46]
Net Expenses (as a percentage of Assets)	0.53%
Venerable Government Money Market Fund | Venerable Government Money Market Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[45]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	0.00%	[46]
Net Expenses (as a percentage of Assets)	0.35%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fees), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.05% for Class V shares and 0.75% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[3]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fees), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.86% for Class V shares and 0.75% for Class I shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 1.00% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[6]	Based on estimated amounts for the current fiscal year.
[7]	Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares and 0.95% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[8]	Based on estimated amounts for the current fiscal year.
[9]	Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.99% for Class V shares and 0.95% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[10]	Based on estimated amounts for the current fiscal year.
[11]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.44% for Class V shares and 1.19% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[12]	Based on estimated amounts for the current fiscal year.
[13]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 0.90% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[14]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.
[15]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.72% for Class V shares and 0.80% for Class I shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[16]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.80% for Class V shares and 0.60% for Class I shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[17]	Based on estimated amounts for the current fiscal year.
[18]	Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.84% for Class V shares and 0.58% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[19]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.51% for Class V shares and 0.28% for Class I shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026 requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[20]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.
[21]	Based on estimated amounts for the current fiscal year.
[22]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.65% for Class V shares and 0.40% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[23]	Based on estimated amounts for the current fiscal year.
[24]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.68% for Class V shares and 0.45% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[25]	Based on estimated amounts for the current fiscal year.
[26]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.70% for Class V shares and 0.46% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[27]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding
[28]	Based on estimated amounts for the current fiscal year.
[29]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.
[30]	Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.61% for Class V shares and 0.36% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[31]	Based on estimated amounts for the current fiscal year.
[32]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.66% for Class V shares and 0.36% for Class I shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase
[33]	Based on estimated amounts for the current fiscal year.
[34]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.87% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[35]	Based on estimated amounts for the current fiscal year.
[36]	Based on estimated amounts for the current fiscal year.
[37]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.86% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[38]	Until September 6, 2026, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.89% for Class V shares. These contractual obligations automatically renew for an additional one-year period beginning on September 6, 2026 unless terminated or modified in accordance with their terms. Termination or modification of these obligations prior to September 6, 2026, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[39]	Based on estimated amounts for the current fiscal year.
[40]	Based on estimated amounts for the current fiscal year.
[41]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[42]	Based on estimated amounts for the current fiscal year.
[43]	Based on estimated amounts for the current fiscal year.
[44]	Until September 5, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares. Termination or modification of these obligations prior to September 5, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[45]	Based on estimated amounts for the current fiscal year.
[46]	Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.53% for Class V shares and 0.35% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.